Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
American Century Mutual Funds, Inc | AC ALTERNATIVES INCOME FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated March 1, 2020 ■ Summary Prospectus and Prospectus dated March 1, 2020

Timbercreek Investment Management (U.S.) LLC (“Timbercreek”) no longer serves as an underlying subadvisor for the fund. All references to Timbercreek in the summary prospectus and prospectus are deleted.

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the summary prospectus and page 5 of the prospectus.

Investment Strategy	Sub-Strategy	Underlying Subadvisor
Alternative Credit	Opportunistic Credit	ArrowMark Colorado Holdings LLC
Alternative Credit	Structured Credit	Good Hill Partners LP
Alternative Credit	Multi-Sector Credit	Marathon Asset Management, L.P.
Alternative Equity	Real Estate	Advisor
Alternative Equity	Long/Short Equity Income	Advisor and PWP
Tactical and Hedging Strategies	Opportunistic, Hedge Overlay	Advisor and PWP

The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 13 of the prospectus.

Investment Strategy	Sub-Strategy	Underlying Subadvisor
Alternative Credit	Opportunistic Credit	ArrowMark Colorado Holdings LLC
Alternative Credit	Structured Credit	Good Hill Partners LP
Alternative Credit	Multi-Sector Credit	Marathon Asset Management, L.P.
Alternative Equity	Real Estate	Advisor
Alternative Equity	Long/Short Equity Income	Advisor and PWP
Tactical and Hedging Strategies	Opportunistic, Hedge Overlay	Advisor and PWP

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95996 2003